Trade Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivable and Other Current Assets
Schedule of other current assets

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Trade receivables	$3,694	$6,251
Trade receivables due from KNOT and affiliates (see Note 19 (d))	1	804
Insurance claims for recoveries (refer to note 5 )	16	3,877
Refund of value added tax	1,606	1,337
Prepaid expenses	1,537	1,505
EU ETS current receivables	6,597	—
Other receivables	1,741	1,019
Total other current assets	$15,192	$14,793